UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:		811-05396

CREDIT SUISSE MID-CAP GROWTH FUND, INC.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC 466 Lexington Avenue New York, New York		10017
(Address of principal executive offices)		(Zip code)

J. Kevin Gao, Esq. 466 Lexington Avenue New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 875-3500

Date of fiscal year-end:	October 31st

Date of reporting period:	May 1, 2006 to July 31, 2006

Item 1:                   Schedule of Investments

Credit Suisse Mid-Cap Growth Fund

Schedule of Investments

July 31, 2006 (unaudited)

	Number of Shares	Value
COMMON STOCKS (96.2%)
Aerospace & Defense (6.8%)
Alliant Techsystems, Inc.*§	42,800	$3,429,992
Goodrich Corp.	96,600	3,899,742
L-3 Communications Holdings, Inc.	58,600	4,315,890
Precision Castparts Corp.	107,600	6,418,340
		18,063,964
Airlines (0.5%)
AMR Corp.*§	58,000	1,276,000
Banks (6.6%)
Hudson City Bancorp, Inc.	307,700	3,990,869
Mellon Financial Corp.	90,100	3,153,500
Mercantile Bankshares Corp.	65,200	2,318,512
Northern Trust Corp.	88,100	5,030,510
People’s Bank§	82,300	2,953,747
		17,447,138
Beverages (2.1%)
Constellation Brands, Inc. Class A*	140,800	3,443,968
Molson Coors Brewing Co. Class B§	32,000	2,286,400
		5,730,368
Biotechnology (3.2%)
Amylin Pharmaceuticals, Inc.*§	67,600	3,298,880
Biogen Idec, Inc.*	33,000	1,389,960
Celgene Corp.*	82,700	3,960,503
		8,649,343
Chemicals (2.0%)
Monsanto Co.	127,000	5,459,730
Commercial Services & Supplies (5.8%)
Avery Dennison Corp.	66,400	3,893,032
Brink’s Co.§	74,300	4,093,187
Corporate Executive Board Co.	33,300	3,130,200
Intermec, Inc.*§	57,600	1,405,440
Laureate Education, Inc.*	62,400	2,848,560
		15,370,419
Communications Equipment (2.4%)
Avaya, Inc.*	348,800	3,229,888
Comverse Technology, Inc.*	158,700	3,075,606
		6,305,494
Distributor (2.2%)
Pool Corp.§	149,300	5,812,249
Diversified Financials (3.3%)
National Financial Partners Corp.§	49,000	2,206,960
Nuveen Investments, Inc. Class A§	90,400	4,293,096
TD Ameritrade Holding Corp.	132,900	2,176,902
		8,676,958
Electrical Equipment (1.2%)
Rockwell Automation, Inc.§	50,100	3,105,198
Electronic Equipment & Instruments (3.7%)
Intersil Corp. Class A	93,400	2,195,834
Roper Industries, Inc.§	168,000	7,593,600
		9,789,434

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	Number of Shares	Value
COMMON STOCKS
Energy Equipment & Services (4.8%)
Grant Prideco, Inc.*	35,600	$1,620,156
National-Oilwell Varco, Inc.*	103,300	6,925,232
Smith International, Inc.	93,000	4,145,010
		12,690,398
Healthcare Equipment & Supplies (5.5%)
Dade Behring Holdings, Inc.	91,800	3,739,014
Hologic, Inc.*§	53,600	2,407,176
IMS Health, Inc.§	85,500	2,346,120
Intuitive Surgical, Inc.*§	12,700	1,209,040
Varian Medical Systems, Inc.*	108,500	4,917,220
		14,618,570
Healthcare Providers & Services (5.4%)
Covance, Inc.*	109,000	6,949,840
Omnicare, Inc.§	63,323	2,865,999
Quest Diagnostics, Inc.	77,800	4,677,336
		14,493,175
Hotels, Restaurants & Leisure (4.6%)
Penn National Gaming, Inc.*	184,400	6,098,108
Starwood Hotels & Resorts Worldwide, Inc.	116,500	6,125,570
		12,223,678
Household Durables (0.7%)
Snap-On, Inc.	41,700	1,751,817
Insurance (3.4%)
Genworth Financial, Inc. Class A	161,000	5,522,300
W.R. Berkley Corp.	101,250	3,645,000
		9,167,300
Internet Software & Services (0.9%)
Akamai Technologies, Inc.*§	60,500	2,397,615
IT Consulting & Services (5.1%)
CACI International, Inc. Class A*§	127,500	7,184,625
ManTech International Corp. Class A*	48,800	1,375,672
NAVTEQ Corp.*	52,500	1,479,450
SRA International, Inc. Class A*§	146,800	3,551,092
		13,590,839
Machinery (1.7%)
Harsco Corp.	27,600	2,224,836
ITT Corp.	43,100	2,178,705
		4,403,541
Media (2.7%)
Lamar Advertising Co. Class A*	90,500	4,438,120
Univision Communications, Inc. Class A*	84,100	2,808,940
		7,247,060
Metals & Mining (1.5%)
Peabody Energy Corp.	80,600	4,021,940
Oil & Gas (4.6%)
Newfield Exploration Co.*	112,400	5,213,112
Noble Energy, Inc.	59,400	3,006,234
XTO Energy, Inc.	85,100	3,998,849
		12,218,195

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	Number of Shares	Value
COMMON STOCKS
Personal Products (0.5%)
Alberto-Culver Co.	26,600	$1,296,484
Pharmaceuticals (3.1%)
Endo Pharmaceuticals Holdings, Inc.*	153,600	4,772,352
Forest Laboratories, Inc.*	73,900	3,422,309
		8,194,661
Software (5.7%)
Activision, Inc.*	231,166	2,762,434
Autodesk, Inc.*	137,900	4,703,769
Cerner Corp.*§	53,900	2,181,872
Red Hat, Inc.*§	237,500	5,624,000
		15,272,075
Specialty Retail (1.9%)
Abercrombie & Fitch Co. Class A	24,900	1,318,704
Circuit City Stores, Inc.	50,100	1,227,450
Tractor Supply Co.*§	54,300	2,483,682
		5,029,836
Wireless Telecommunication Services (4.3%)
American Tower Corp. Class A*	152,900	5,168,020
Crown Castle International Corp.*	101,800	3,586,414
NII Holdings, Inc.*	53,300	2,813,174
		11,567,608
TOTAL COMMON STOCKS (Cost $226,190,977)		255,871,087

PREFERRED STOCK (0.0%)
Telecommunications (0.0%)
Celletra, Ltd. Series C*†† (Cost $7,000,000)	1,102,524	0

SHORT-TERM INVESTMENTS (24.6%)
State Street Navigator Prime Portfolio§§	54,678,774	54,678,774

	Par (000)
State Street Bank and Trust Co. Euro Time Deposit, 4.100%, 08/01/06	$10,629	10,629,000
TOTAL SHORT-TERM INVESTMENTS (Cost $65,307,774)		65,307,774

TOTAL INVESTMENTS AT VALUE (120.8%) (Cost $298,498,751)		321,178,861

LIABILITIES IN EXCESS OF OTHER ASSETS (-20.8%)		(55,222,179)

NET ASSETS (100.0%)		$265,956,682

*	Non-income producing security.
††	Restricted security, not readily marketable; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.
§	Security, or a portion thereof, is on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business.  Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”).  If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities.  Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments.  Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value.  Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.  Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under

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procedures established by the Board of Directors.  The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities.  When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost – At July 31, 2006, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $298,498,751, $41,247,285, $(18,567,175) and $22,680,110, respectively.

Restricted Securities – Certain investments of the Fund are restricted as to resale and are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund does not have the right to demand that such securities be registered.

Security	Security Description	Number of Shares	Acquisition Date	Cost	Fair Value	Value per Share	Percentage of Net Asset Value
Celletra, Ltd. Series C	Preferred Stock	1,102,524	4/5/2000	$7,000,000	$—	$—	0.00%

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at http://www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

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Item 2:                                                          Controls and Procedures

(a)                                  As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                          Exhibits

1.                                       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE MID-CAP GROWTH FUND, INC.

/s/ Steven Plump
Name:	Steven Plump
Title:	Chief Executive Officer
Date:	September 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven Plump
Name:	Steven Plump
Title:	Chief Executive Officer
Date:	September 28, 2006

/s/ Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	September 28, 2006